UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund:  BlackRock MuniHoldings California Insured Fund, Inc. (MUC)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniHoldings California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 06/30/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock MuniHoldings California Insured Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

California - 137.4%

County/City/Special District/School District - 37.7%	Bonita, California, Unified School District, GO (Election of 2004), Series B, 5%, 8/01/29 (a)(b)	$8,350	$7,842,153
	Cajon Valley, California, Union School District, GO, Series B, 5.50%, 8/01/27 (b)	2,925	3,017,167
	California Community College Financing Authority, Lease Revenue Bonds (Grossmont-Palomar-Shasta), Series A, 5.625%, 4/01/26 (b)	2,180	2,192,230
	California State, GO, 6.50%, 4/01/33	19,375	20,393,350
	Central Unified School District, California, GO (Election of 2008), Series A, 5.625%, 8/01/33 (c)	2,600	2,608,866
	Coachella Valley, California, Unified School District, GO (Election of 2005), Series A, 5%, 8/01/27 (a)(b)	2,400	2,299,752
	Colton, California, Joint Unified School District, GO, Series A, 5.375%, 8/01/26 (a)(b)	2,500	2,510,725
	Corona-Norco, California, Unified School District, GO (Election of 2006), Series A, 5%, 8/01/31 (d)	5,000	4,748,150
	Covina-Valley, California, Unified School District, GO, Refunding, Series A, 5.50%, 8/01/26 (d)	2,395	2,486,273
	East Side Union High School District, California, Santa Clara County, Capital Appreciation, GO (Election of 2002), Series E, 5.126%, 8/01/28 (e)(f)	11,000	3,128,730
	Foothill-De Anza, California, Community College District, GO, Refunding, 5%, 8/01/30 (a)(b)	5,000	5,004,200
	Fullerton, California, Joint Union High School District, GO (Election of 2002), Series B, 5%, 8/01/29 (a)(b)	5,200	4,974,476
	Hemet, California, Unified School District, GO, Series B, 5.125%, 8/01/37 (c)	4,500	4,302,270
	La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A, 5.125%, 9/01/34 (g)	7,165	5,908,760
	Lompoc, California, Unified School District, GO (Election of 2002), Series C, 5%, 6/01/32 (d)	1,485	1,406,904
	Los Angeles, California, Unified School District, GO (Election of 2004), Series H, 5%, 7/01/32 (d)	5,000	4,736,500
	Los Angeles, California, Unified School District, GO, Series D, 5%, 7/01/26	2,950	2,892,976
	Los Angeles, California, Unified School District, GO, Series D, 5%, 7/01/27	4,750	4,595,007
	Los Gatos, California, Unified School District, GO (Election 2001), Series B, 5%, 8/01/30 (d)	2,735	2,613,894

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
GO	General Obligation Bonds
HFA	Housing Finance Agency
PCR	Pollution Control Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

BlackRock MuniHoldings California Insured Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Los Rios, California, Community College District, GO (Election of 2002), Series B, 5%, 8/01/27 (b)	$1,890	$1,906,594
Morongo, California, Unified School District, GO (Election of 2005), Series A, 5.25%, 8/01/38 (c)	7,000	6,805,610
Poway, California, Unified School District, School Facilities Improvement, GO (Election of 2002), Series 1-B, 5%, 8/01/30 (d)	10,000	9,557,200
Redlands, California, Unified School District, GO (Election of 2008), 5.25%, 7/01/33 (d)	5,000	4,885,600
Riverside, California, Unified School District, GO (Election of 2001), Series B, 5%, 8/01/30 (b)	10,735	9,988,595
Sacramento, California, City Financing Authority, Revenue Refunding Bonds, 5%, 12/01/29 (a)(b)	8,775	8,478,230
Saddleback Valley, California, Unified School District, GO, 5%, 8/01/29 (d)	4,115	3,966,160
Salinas, California, Union High School District, GO (Election of 2002), Series B, 5%, 6/01/26 (b)	3,490	3,384,148
San Jose, California, Financing Authority, Lease Revenue Refunding Bonds (Civic Center Project), Series B, 5%, 6/01/32 (g)	14,800	14,115,648
San Juan, California, Unified School District, GO (Election of 2002), 5%, 8/01/28 (b)	4,250	4,022,838
Sanger, California, Unified School District, GO (Election of 2006), 5%, 8/01/27 (d)	7,345	7,223,293
Santa Monica-Malibu Unified School District, California, GO (Election of 2006), Series A, 5%, 8/01/32 (a)(b)	5,000	4,679,450
Santa Rosa, California, High School District, GO (Election of 2002), 5%, 8/01/28 (b)	2,855	2,702,400
Tamalpais, California, Union High School District, GO (Election of 2006), 5%, 8/01/28 (b)	4,400	4,274,380
Vista, California, Unified School District, GO, Series B, 5%, 8/01/28 (a)(b)	2,550	2,413,703
Walnut Valley, California, Unified School District, GO (Election of 2007 - Measure S), Series A, 5%, 2/01/33 (d)	2,000	1,890,760
Washington, California, Unified School District (Yolo County), Capital Appreciation, GO (Election of 2004), Series A, 5.062%, 8/01/29 (a)(b)(f)	6,075	1,664,368
West Contra Costa, California, Unified School District, Capital Appreciation, GO (Election of 2002), Series C, 5.067%, 8/01/29 (a)(b)(f)	5,825	1,650,223
West Contra Costa, California, Unified School District, GO (Election of 2002), Series B, 5%, 8/01/32 (d)	6,690	6,336,902
West Contra Costa, California, Unified School District, GO (Election of 2005), Series A, 5%, 8/01/26 (d)	2,595	2,637,065

BlackRock MuniHoldings California Insured Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	West Contra Costa, California, Unified School District, GO (Election of 2005), Series B, 5.625%, 8/01/35 (h)	$3,500	$3,674,615

			193,920,165

Education - 26.4%	Banning, California, Unified School District, GO (Election of 2006), Series A, 5%, 8/01/27 (a)(b)	2,825	2,707,000
	California State Public Works Board, Lease Revenue Bonds (University of California-Institution Project), Series C, 5%, 4/01/30 (g)	5,000	4,714,650
	California State University, Systemwide Revenue Bonds, Series A, 5%, 11/01/39 (d)	8,320	7,835,942
	California State University, Systemwide Revenue Refunding Bonds, Series A, 5%, 11/01/29 (d)	5,000	4,887,900
	California State University, Systemwide Revenue Refunding Bonds, Series A, 5%, 11/01/30 (g)	6,000	5,659,500
	California State University, Systemwide Revenue Refunding Bonds, Series C, 5%, 11/01/28 (b)	16,215	15,530,727
	Hartnell, California, Community College District, GO (Election of 2002), Series B, 5%, 6/01/31 (d)	2,155	2,046,884
	Los Angeles, California, Community College District, GO, Refunding (Election of 2008), Series A, 6%, 8/01/33	9,600	10,081,824
	Merced, California, Community College District, GO (School Facilities District Number 1), 5%, 8/01/31 (b)	6,365	5,865,984
	Ohlone, California, Community College District, GO, Series B, 5%, 8/01/30 (d)	5,000	4,778,600
	Peralta, California, Community College District, GO (Election of 2000), Series D, 5%, 8/01/35 (d)	15,490	14,582,131
	Poway, California, Unified School District, Public Financing Authority, Special Tax Revenue Bonds, 5%, 9/15/31 (g)	9,070	7,999,559
	Redwoods, California, Community College District, GO (Election of 2004), 5%, 8/01/31 (b)	4,630	4,267,008
	San Diego, California, Community College District, GO (Election of 2002), 5%, 5/01/30 (d)	12,550	11,998,177
	San Francisco, California, Community College District, GO (Election of 2001), Series C, 5%, 6/15/31 (d)	4,195	3,984,285
	San Jose-Evergreen, California, Community College District, Capital Appreciation, GO (Election of 2004), Refunding, Series A, 5.17%, 9/01/24 (b)(f)	10,410	4,498,473
	San Jose-Evergreen, California, Community College District, Capital Appreciation, GO (Election of 2004), Refunding, Series A, 5.34%, 9/01/29 (b)(f)	7,250	2,200,520
	University of California, General Revenue Refunding Bonds, Series A, 5%, 5/15/27 (g)	10,500	10,474,590
	University of California Revenue Bonds, Series O, 5.75%, 5/15/34	11,200	11,533,536

			135,647,290

BlackRock MuniHoldings California Insured Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

GO: Other - 0.3%	San Diego County, California, COP (Edgemoor Project and Regional System), Refunding, 5%, 2/01/29 (g)	$1,500	$1,371,105

Hospitals/Healthcare - 2.0%	California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health Services), Series A, 6%, 10/01/23	4,915	4,944,441
	California Statewide Communities Development Authority Revenue Bonds (Los Angeles Orthopedic Hospital Foundation), 5.50%, 6/01/19 (g)	1,090	1,031,805
	California Statewide Communities Development Authority, Revenue Refunding Bonds (Kaiser Hospital Asset Management, Inc.), Series C, 5.25%, 8/01/31	5,000	4,315,800

			10,292,046

Housing - 1.8%	California HFA, S/F Mortgage Revenue Bonds, AMT, Series A-1, Class II, 6%, 8/01/20 (b)	170	170,116
	California HFA, S/F Mortgage Revenue Bonds, AMT, Series C-2, Class II, 5.625%, 8/01/20 (b)(i)	1,160	1,162,123
	San Francisco, California, City and County Airport Commission, International Airport Revenue Bonds, AMT, Second Series, Issue 24A, 5.50%, 5/01/24 (d)	6,430	6,224,947
	Sierra, California, Joint Community College District, GO (School Facility Improvement District Number 2 - Western Nevada), Series A, 5%, 8/01/28 (a)(b)	1,550	1,467,153

			9,024,339

IDA/PCR/Resource Recovery - 5.7%	California Statewide Communities Development Authority Revenue Bonds (Sutter Health), Series C, 5.05%, 8/15/38	10,000	9,157,400
	California Statewide Communities Development Authority, Revenue Refunding Bonds (Kaiser Permanente), Series A, 5%, 4/01/31	900	747,738
	Los Angeles, California, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue Bonds (Bunker Hill Project), Series A, 5%, 2/01/27 (d)	10,000	8,989,000
	Moorpark, California, Redevelopment Agency, Tax Allocation Bonds (Moorpark Redevelopment Project), 5.125%, 10/01/31 (g)	4,150	3,463,134
	Westminster, California, Redevelopment Agency, Westminster Commercial Redevelopment Project Number 1, Subordinate Tax Allocation Bonds (Police Facility), 6.25%, 11/01/39 (c)	4,300	4,417,992
	Yorba Linda, California, Redevelopment Agency, Redevelopment Project Tax Allocation Revenue Bonds (Subordinate Lien), Series B, 5%, 9/01/32 (g)	3,145	2,671,520

			29,446,784

BlackRock MuniHoldings California Insured Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Lease Obligations - 2.0%	Escondido, California, COP, Refunding, Series A, 5.75%, 9/01/24 (a)(b)	$465	$483,353
	Garden Grove, California, COP (Financing Project), Series A, 5.50%, 3/01/26 (g)	4,040	4,125,123
	San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds (Department of Transportation Lease), Series A, 5.50%, 12/01/20 (b)	5,440	5,410,406

			10,018,882

Other Revenue Bonds - 11.8%	Culver City, California, Redevelopment Finance Authority, Tax Allocation Revenue Refunding Bonds, Series A, 5.60%, 11/01/25 (d)	3,750	3,840,187
	Sacramento, California, Municipal Utility District Financing Authority Revenue Bonds (Consumers Project), 5.125%, 7/01/29 (b)	36,760	33,254,566
	San Joaquin County, California, COP, Refunding (County Administration Building), 5%, 11/15/30 (b)	5,530	4,852,520
	Santa Clara, California, Redevelopment Agency, Tax Allocation Bonds (Bayshore North Project), Series A, 5.50%, 6/01/23 (g)	14,000	13,166,580
	Vista, California, COP (Community Projects), 5%, 5/01/37 (b)	6,750	5,631,593

			60,745,446

Special Tax - 2.5%	Tracy, California, Area Public Facilities Financing Agency, Special Tax Refunding Bonds (Community Facilities District Number 87-1), Series H, 5.875%, 10/01/19 (b)	13,025	13,045,970

Transportation - 16.8%	Fresno, California, Airport Revenue Bonds, AMT, Series B, 5.50%, 7/01/20 (d)	4,455	4,311,326
	Long Beach, California, Harbor Revenue Refunding Bonds, AMT, Series B, 5.20%, 5/15/27 (b)	20,000	17,291,600
	Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5%, 7/01/35 (g)	9,000	8,680,680
	Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%, 11/01/29 (a)(b)	19,815	16,847,506
	Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%, 11/01/27 (a)(b)	25,350	21,102,100
	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding Bonds, Series A, 5%, 7/01/34 (b)	2,500	2,391,025
	San Francisco, California, City and County Airport Commission, International Airport Revenue Refunding Bonds, AMT, Second Series, 6.75%, 5/01/19	5,030	5,229,490

BlackRock MuniHoldings California Insured Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	San Francisco, California, City and County Airport Commission, International Airport Revenue Refunding Bonds, AMT, Second Series, Issue 34E, 5.75%, 5/01/24 (d)	$5,000	$4,964,900
	San Mateo County, California, Transit District, Sales Tax Revenue Refunding Bonds, Series A, 5%, 6/01/29 (b)	5,650	5,658,532

			86,477,159

Utilities: Electric & Gas - 5.5%	Alameda County, California, Joint Powers Authority, Lease Revenue Refunding Bonds, 5%, 12/01/34 (d)	14,150	13,482,827
	Corona, California, Department of Water and Power, COP, 5%, 9/01/29 (b)	5,910	5,309,071
	Merced, California, Irrigation District, Electrical System Revenue Refunding Bonds, 5.25%, 9/01/36 (e)	5,000	3,456,200
	Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5%, 7/01/28 (b)	6,050	5,846,297

			28,094,395

Utilities: Irrigation, Resource Recovery, Solid Waste & Other - 0.7%	Chino Basin, California, Regional Financing Authority, Revenue Refunding Bonds (Inland Empire Utility Agency), Series A, 5%, 11/01/33 (g)	3,675	3,428,775

Utilities: Water & Sewer - 24.2%	East Bay, California, Municipal Utility District, Wastewater System Revenue Refunding Bonds, Sub-Series A, 5%, 6/01/33 (g)	6,545	6,391,978
	East Bay, California, Municipal Utility District, Wastewater System Revenue Refunding Bonds, Sub-Series A, 5%, 6/01/37 (g)	14,515	14,108,144
	East Bay Municipal Utility District, California, Water System Revenue Bonds, Sub-Series A, 5%, 6/01/35 (b)	11,910	11,504,584
	Hollister, California, Joint Powers Finance Authority, Wastewater Revenue Refunding Bonds (Refining and Improvement Project), Series 1, 5%, 6/01/37 (d)	6,365	5,928,616
	Lodi, California, Wastewater System Revenue Bonds, COP, Refunding, Series A, 5%, 10/01/32 (d)	2,000	1,881,540
	Los Angeles, California, Department of Water and Power, Waterworks Revenue Bonds, Sub-Series A-1, 5%, 7/01/36 (g)	4,385	4,190,043
	Los Angeles, California, Department of Water and Power, Waterworks Revenue Bonds, Sub-Series A-2, 5%, 7/01/35 (g)	2,000	1,915,300
	Madera, California, Public Financing Authority, Water and Wastewater Revenue Refunding Bonds, 5%, 3/01/36 (b)	2,000	1,865,600
	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series A, 5%, 7/01/35 (d)	3,550	3,524,049
	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B-1, 5%, 10/01/33 (a)(b)	9,000	8,899,740

BlackRock MuniHoldings California Insured Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Napa, California, Water Revenue Bonds, 5%, 5/01/35 (g)	$9,100	$8,509,046
	Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk Sewer and Headworks Projects), Series A, 5.25%, 6/01/34 (a)(b)	10,000	9,713,700
	Oxnard, California, Financing Authority, Water Revenue Bonds, 5%, 6/01/31 (b)	10,000	9,485,900
	Sacramento County, California, Sanitation District Financing Authority, Revenue Bonds (Sacramento Regional County Sanitation District), 5%, 12/01/36 (a)(b)	4,500	4,273,605
	San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A, 5%, 5/01/32 (b)	10,000	9,931,900
	San Francisco, California, City and County Public Utilities Commission, Water Revenue Refunding Bonds, Series A, 5%, 11/01/32 (b)	13,500	12,766,815
	Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System Capital Improvement Projects), Series A, 5%, 10/01/31 (b)	3,200	3,034,432
	Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A, 5%, 9/15/33 (a)(b)	6,655	6,330,436

			124,255,428

	Total Municipal Bonds - 137.4%		705,767,784

	Municipal Bonds Transferred to Tender Option Bond Trusts (j)

Education - 8.9%	Chaffey Community College District, California, GO (Election of 2002), Series B, 5%, 6/01/30 (b)	9,905	9,467,748
	Los Angeles, California, Community College District, GO (Election of 2003), Series E, 5%, 8/01/31 (d)	11,216	10,848,974
	Riverside, California, Community College District, GO (Election of 2004), Series C, 5%, 8/01/32 (d)	8,910	8,439,730
	University of California, Limited Project Revenue Bonds, Series B, 5%, 5/15/33 (d)	17,400	16,715,832

			45,472,284

County/City/Special District/ School District - 3.3%	Peralta, California, Community College District, GO (Election of 2007), Series B, 5%, 8/01/32 (d)	6,980	6,611,596
	Vista, California, Unified School District, GO, Series A, 5%, 8/01/25 (d)	10,016	10,274,090

			16,885,686

GO: Other - 2.4%	Contra Costa, California, Community College District, GO (Election of 2002), 5%, 8/01/28 (b)	7,800	7,577,310
	Los Angeles, California, Water and Power Revenue Bonds (Power System), Sub-Series A-1, 5.125%, 7/01/31 (d)	4,993	4,791,354

			12,368,664

BlackRock MuniHoldings California Insured Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value

Utilities: Water & Sewer - 4.8%	Rancho, California, Water District Financing Authority, Revenue Refunding Bonds, Series A, 5%, 8/01/34 (d)	$5,008	$4,843,017
	San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5%, 5/01/31 (d)	4,000	3,870,000
	San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A, 5%, 5/01/33 (d)	16,740	16,126,646

			24,839,663

Transportation - 4.3%	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding Bonds, Series A, 5%, 7/01/30 (b)	23,100	22,363,803

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 23.7%		121,930,100

	Total Long Term Investments (Cost - $888,937,323) - 161.1%		827,697,884

	Short-Term Securities

California - 7.1%	California Statewide Communities Development Authority Revenue Bonds (Adventist), VRDN, Series B, 5%, 3/01/37 (c)(k)	7,500	6,609,075
	Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 7/01/20 (b)(k)	30,000	30,000,000

			36,609,075

		Shares

Money Market Fund - 5.7%	CMA California Municipal Money Fund, 0.11% (l)(m)	28,992,412	28,992,412

	Total Short-Term Securities (Cost - $65,601,487) - 12.8%		65,601,487

	Total Investments (Cost - $954,538,810*) - 173.9%		893,299,371
	Liabilities in Excess of Other Assets - (3.9)%		(20,173,465)
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (14.0)%		(72,036,428)
	Preferred Shares, at Redemption Value - (56.0)%		(287,405,925)

	Net Assets Applicable to Common Shares - 100.0%		$513,683,553

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$880,800,688

Gross unrealized appreciation	$2,398,543
Gross unrealized depreciation	(61,733,177)

Net unrealized depreciation	$(59,334,634)

(a)	FGIC Insured.

(b)	NPFGC Insured.

(c)	Assured Guaranty Insured.

(d)	FSA Insured.

(e)	XL Capital Insured.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

BlackRock MuniHoldings California Insured Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)

(g)	AMBAC Insured.

(h)	BHAC Insured.

(i)	FHA Insured.

(j)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(k)	Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(l)	Represents the current yield as of report date.

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	7,460,036	$164,829

•

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$28,992,412
Level 2	864,306,959
Level 3	—

Total	$893,299,371

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Insured Fund, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings California Insured Fund, Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Insured Fund, Inc.

Date: May 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Insured Fund, Inc.

Date: May 20, 2009